Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Parties (Textual)
Payroll and related amount
Total remuneration	$ 1,900	$ 0	$ 36,000